Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		May 15, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Invesco Core Plus Bond Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			(18.30%)	(0.74%)	1.27%
Performance Inception Date		Jun. 03, 2009
Invesco Core Plus Bond Fund | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(19.39%)	(2.14%)	(0.18%)
Invesco Core Plus Bond Fund | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(10.80%)	(1.06%)	0.37%
Invesco Core Plus Bond Fund | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			(16.16%)	(0.61%)	1.11%
Performance Inception Date		Jun. 03, 2009
Invesco Core Plus Bond Fund | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			(14.90%)	(0.11%)	1.46%
Performance Inception Date		Jun. 03, 2009
Invesco Core Plus Bond Fund | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			(14.44%)	0.37%	1.97%
Performance Inception Date		Jun. 03, 2009
Invesco Core Plus Bond Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			(14.55%)	0.37%	1.96%
Performance Inception Date		Jun. 03, 2009
Invesco Core Plus Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(14.44%)	0.43%	2.02%
Performance Inception Date		Sep. 24, 2012
Invesco Core Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(13.01%)	0.02%	1.06%
Invesco Senior Floating Rate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(3.69%)	0.28%	2.20%
Performance Inception Date		Sep. 08, 1999
Invesco Senior Floating Rate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.67%)	(1.86%)	0.12%
Invesco Senior Floating Rate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.17%)	(0.67%)	0.76%
Invesco Senior Floating Rate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			(2.07%)	0.19%	1.93%
Performance Inception Date		Sep. 08, 1999
Invesco Senior Floating Rate Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			(0.68%)	0.69%	2.28%
Performance Inception Date		Oct. 26, 2012
Invesco Senior Floating Rate Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(0.21%)	1.18%	2.80%
Performance Inception Date		Nov. 28, 2005
Invesco Senior Floating Rate Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			(0.08%)	1.19% [1]	2.66% [1]
Performance Inception Date		May 24, 2019
Invesco Senior Floating Rate Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(0.11%)	1.29%	2.89%
Performance Inception Date		Oct. 26, 2012
Invesco Senior Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(13.01%)	0.02%	1.06%
Invesco Senior Floating Rate Fund | JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.06%	3.64%	4.02%
Invesco Senior Floating Rate Fund | Custom Invesco Senior Floating Rate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		0.06%	3.64%	4.11%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses.
[2]	Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[3]	The “Custom Invesco Senior Floating Rate Index” reflects the performance of the Credit Suisse Leveraged Loan Index through September 30, 2014 and the J.P. Morgan Leveraged Loan Index from October 1, 2014.